Shareholder Report, Line Graph (Details) ITGL_MassMutual Diversified Bond Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A - with maximum sales charge
Accumulated Value	$ 11,403	$ 10,030	$ 9,977	$ 12,227	$ 11,619	$ 11,070	$ 10,114	$ 10,224	$ 10,079	$ 9,575	$ 11,983
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,662	$ 10,452	$ 10,385	$ 12,161	$ 12,271	$ 11,470	$ 10,399	$ 10,527	$ 10,519	$ 10,000	$ 11,998